Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Current Income Tax Expense (Benefit)	$ 1,451	$ (186)	$ (426)
Deferred Income Tax Expense (Benefit)	(2)	197	675
Income tax expense (benefit)	$ 1,449	$ 11	$ 249